Financial Instruments Risk	12 Months Ended
Mar. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial Instruments Risk	Financial Instruments Risk
The Company is exposed to a variety of financial instrument related risks. The Board mitigates these risks by assessing, monitoring and approving the Company’s risk management processes.

(a)Credit risk

Credit risk is the risk of a potential loss to the Company if a customer or third party to a financial instrument fails to meet its contractual obligations. The Company is moderately exposed to credit risk from its cash and cash equivalents, restricted cash, accounts receivable and lease receivable. The risk exposure is limited to their carrying amounts reflected on the consolidated statements of financial position. The risk for cash and cash equivalents is mitigated by holding these instruments with highly rated Canadian financial institutions. Certain restricted funds in the amount of $43.9 million are retained by an insurer under the Segregated Accounts Companies Act governed by the Bermuda Monetary Authority. As the Company does not invest in asset-backed deposits or investments, it does not expect any credit losses. The Company periodically assesses the quality of its investments and is satisfied with the credit rating of the financial institutions.

The Company provides credit to certain customers in the normal course of business and has established credit evaluation and monitoring processes to mitigate credit risk. Credit risk is generally minimal for receivables from government bodies, which generally have low default risk. Credit risk for non-government customers is assessed on a case-by-case basis and a provision is recorded where required. As of March 31, 2025, $26.2 million of accounts receivable, net of allowances, are from non-government wholesale customers (March 31, 2024 – $22.8 million).
As at March 31, 2025, one customer made up 10% or more of trade accounts receivable (March 31, 2024 – two customers). Customers are either billed prior to the delivery of goods or after, in which typical payment terms are 30-60 days.

As at March 31, 2025, the provision for estimated credit losses is $0.8 million (March 31, 2024 – $1.3 million). During the year ended March 31, 2025, the Company wrote off $0.1 million (year ended March 31, 2024 – $2.1 million) and recognized an expense for the year ended of $0.1 million (year ended March 31, 2024 – expense of $0.7 million) recorded in the consolidated statements of income (loss) and comprehensive income (loss).

The Company’s aging of trade receivables, net was as follows:

	March 31, 2025	March 31, 2024
	$	$
0 – 60 days	30,094	33,239
61+ days	4,924	7,303
	35,018	40,542
The Company’s undiscounted contractual cash flows from lease receivables is as follows:

		March 31, 2025
		$
Next 12 months		1,935
Over 1 year to 2 years		1,860
Over 2 years to 3 years		1,683
Over 3 years to 4 years		1,181
Over 4 years to 5 years		614
Thereafter		525
Total undiscounted lease payments receivable		7,798
Unearned finance income		(957)
Total lease receivable		6,841
Current	Note 3	(1,585)
Long-term		5,256

(b)     Liquidity risk

The composition of the Company’s accounts payable and accrued liabilities was as follows:

	March 31, 2025	March 31, 2024
	$	$
Trade payables	27,620	20,325
Accrued liabilities	23,801	20,097
Payroll liabilities	19,643	15,496
Excise and sales tax payable	2,512	2,500
Other payables	29	145
	73,605	58,563
In addition to the commitments outlined in Note 21, the Company has the following undiscounted contractual obligations as at March 31, 2025, which are expected to be payable in the following respective periods:

	Total	≤1 year	Over 1 year - 3 years	Over 3 years - 5 years	> 5 years
	$	$	$	$	$
Accounts payable and accrued liabilities	73,605	73,605	—	—	—
Lease liabilities (1)	85,603	7,960	21,770	9,315	46,558
Loans and borrowings	62,169	21,513	40,656	—	—
	221,377	103,078	62,426	9,315	46,558
(1)Includes interest payable until maturity date.

Liquidity risk is the risk that the Company will not be able to meet its financial obligations associated with its financial liabilities when they are due. The Company manages liquidity risk through the management of its capital structure and resources to ensure that it has sufficient liquidity to settle obligations and liabilities when they are due. Our ability to fund our operating requirements depends on future operating performance and cash flows, which are subject to economic, financial, competitive, business and regulatory conditions, and other factors, some of which are beyond our control. Our primary short-term liquidity needs are to fund our net operating losses, capital expenditures to maintain existing facilities, short and long-term loans and borrowings and lease payments. Our medium-term liquidity needs primarily relate to lease payments and our long-term liquidity needs primarily relate to potential strategic plans.

As of March 31, 2025, the Company has access to the following capital resources available to fund operations and obligations:

•$137.9 million cash and cash equivalents; and
•access to a cross-border shelf prospectus filed on February 14, 2025 (the “2025 Shelf Prospectus”) which, together with a corresponding registration statement on form F-10 filed with the United States Securities and Exchange Commission, qualifies the issuance of U.S.$250 million of common shares, warrants, options, subscription receipts, debt securities and/or units during the 25-month period that the 2025 Shelf Prospectus remains effective (Note 27). Volatility in the cannabis industry, stock market and the Company’s share price may impact the amount and our ability to raise financing under the 2025 Shelf Prospectus.

Based on all of the aforementioned factors, the Company believes that its reduction of operating costs, current liquidity position, and access to the 2025 Shelf Prospectus are adequate to fund operating activities and cash commitments for investing, financing and strategic activities for the foreseeable future. In addition, the Company could access restricted cash of approximately $43.9 million relating to its self-insurance policy, if necessary.

(c) Market risk

Market risk is the risk that changes in the market related factors, such as foreign exchange rates and interest rates, will affect the Company’s (loss) income or the fair value of its financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters.

(i)     Currency risk

The operating results and financial position of the Company are reported in Canadian dollars. As the Company operates internationally, certain of the Company’s financial instruments and transactions are denominated in currencies other than the Canadian dollar. The results of the Company’s operations are, therefore, subject to currency transaction and translation risks.

The Company’s main risk is associated with fluctuations in Euros, Australian dollars and U.S. dollars. The Company holds cash in Canadian dollars, U.S. dollars, Australian dollars and Euros; U.S.$0.4 million (March 31, 2024 – U.S.$0.4 million) of warrant derivative liabilities are exercisable in U.S. dollars. Assets and liabilities are translated based on the Company’s foreign currency translation policy.

The Company has determined that as at March 31, 2025, the effect of a 10% increase or decrease in Euros, Australian dollars, and U.S. dollars against the Canadian dollar on financial assets and liabilities would result in an increase or decrease of approximately $15.7 million (March 31, 2024 – $1.9 million) to net income and $1.9 million (March 31, 2024 – $6.7 million) to consolidated statements of income (loss) and comprehensive income (loss) for the year ended March 31, 2024.

(ii)    Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of financial instruments will fluctuate due to changes in market interest rates. Cash and cash equivalents bear interest at market rates. The Company is exposed to interest rate risk on the variable rate of interest on its term credit facilities which is based on CORRA plus an applicable margin based on credit risk.. Otherwise, the Company’s other financial liabilities as at March 31, 2025, consisted of short term, non-interest bearing accounts and as a result are not impacted by changes in market interest rates.

The Company has determined as at March 31, 2025, the effect of a 1% increase or decrease in market interest rates on the Credit Facilities would result in an increase or decrease of approximately $0.4 million to net income in the consolidated statements of income (loss) and comprehensive income (loss) during the next 12 months.
(iii)     Price risk
Price risk is the risk of variability in fair value due to movements in equity or market prices. For so long as they remain outstanding, the Company’s warrant derivative liabilities are susceptible to price risk arising from uncertainties about their future outlook, future values and the impact of market conditions. The fair value of warrant derivative liabilities and marketable securities held in publicly traded entities are based on quoted market prices which the warrants or marketable securities can be exchanged for.